Compensation Plans (Schedule of FV Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2015 CAD / shares	Dec. 31, 2014 CAD / shares
United States Of America Dollars [Member]
Fair Value Assumptions, Risk Free Interest Rate	0.48%	1.01%
Fair Value Assumption Dividend Yield	1.18%	2.02%
Fair Value Assumptions, Weighted Average Volatility Rate	39.16%	30.66%
Fair Value Assumptions, Expected Term	1 year 4 months 24 days	1 year 6 months
Share Price | $ / shares	$ 5.09	$ 13.87
Canadian Dollar [Member]
Fair Value Assumptions, Risk Free Interest Rate	0.48%	1.01%
Fair Value Assumption Dividend Yield	1.09%	1.91%
Fair Value Assumptions, Weighted Average Volatility Rate	36.45%	29.11%
Fair Value Assumptions, Expected Term	1 year 6 months	1 year 8 months 12 days
Share Price | CAD / shares			CAD 7.03	CAD 16.17